UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07760

KEELEY SMALL CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
BELL, BOYD & LLOYD, LLP
70 W. MADISON ST.
SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/07

Date of reporting period:  6/30/07

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2007 (Unaudited)
Keeley Small Cap Value Fund

Shares		Value
	COMMON STOCKS - 99.62%
	Aerospace & Defense - 2.71%
1,120,000	GenCorp, Inc. (a)	$14,638,400
2,025,000	Hexcel Corp. (a)	42,666,750
850,000	Ladish, Inc. (a)(b)	36,550,000
1,042,500	Teledyne Technologies, Inc. (a)	47,902,875
		141,758,025

	Air Freight & Logistics - 0.56%
500,000	Atlas Air Worldwide Holdings, Inc. (a)	29,470,000

	Auto Components - 1.33%
1,390,000	LKQ Corp. (a)	34,277,400
1,137,500	Midas, Inc. (a)(b)	25,787,125
315,000	Sauer-Danfoss, Inc.	9,374,400
		69,438,925

	Capital Markets - 3.89%
745,000	Cowen Group, Inc. (a)	13,342,950
997,600	Epoch Holding Corp. (a)(b)	13,357,864
525,000	Greenhill & Co., Inc.	36,072,750
1,100,000	Investment Technology Group, Inc. (a)	47,663,000
1,550,000	LaBranche & Co, Inc. (a)	11,439,000
458,000	Piper Jaffray Companies (a)	25,524,340
1,325,000	SWS Group, Inc.	28,646,500
1,285,000	Thomas Weisel Partners Group, Inc. (a)(b)	21,395,250
1,195,000	Van der Moolen Holding NV - ADR (a)	5,986,950
		203,428,604

	Chemicals - 1.61%
250,000	Arch Chemicals, Inc.	8,785,000
1,240,000	Koppers Holdings, Inc. (b)	41,763,200
1,360,000	WR Grace & Co. (a)	33,306,400
		83,854,600

	Commercial Banks - 1.85%
605,000	BankFinancial Corp.	9,347,250
1,530,000	Boston Private Financial Holdings, Inc.	41,111,100
175,000	MB Financial Corp.	6,079,500
952,500	PrivateBancorp, Inc.	27,432,000
290,000	Wintrust Financial Corp.	12,716,500
		96,686,350

	Commercial Services & Supplies - 3.34%
1,180,000	ACCO Brands Corp. (a)	27,199,000
1,270,000	Cenveo, Inc. (a)	29,451,300
755,000	GP Strategies Corp. (a)	8,214,400
1,230,000	Layne Christensen Co. (a)(b)	50,368,500
535,000	Mac-Gray Corp. (a)	8,185,500
1,300,000	PHH Corp. (a)	40,573,000
304,000	Standard Parking Corp. (a)	10,679,520
		174,671,220

	Construction & Engineering - 6.25%
1,120,000	AECOM Technology Corp. (a)	27,787,200
930,000	Chicago Bridge & Iron Co.	35,098,200
630,000	Foster Wheeler Ltd. (a)	67,403,700
730,000	Granite Construction, Inc.	46,851,400
577,500	Integrated Electrical Services, Inc. (a)	19,040,175
665,000	McDermott International, Inc. (a)	55,274,800
1,245,000	Quanta Services, Inc. (a)	38,184,150
790,000	The Shaw Group Inc. (a)	36,569,100
		326,208,725

	Construction Materials - 0.95%
632,000	Texas Industries, Inc.	49,555,120

	Consumer Finance - 0.85%
1,595,000	MoneyGram International, Inc.	44,580,250

	Distributors - 0.55%
2,232,500	Prestige Brands Holdings, Inc. (a)	28,977,850

	Diversified Consumer Services - 0.02%
92,600	Coinmach Service Corp.	1,225,098

	Diversified Financial Services - 1.23%
810,000	GATX Corp.	39,892,500
1,350,000	MarketAxess Holdings, Inc. (a)	24,286,500
		64,179,000

	Electric Utilities - 2.20%
675,000	Black Hills Corp. (a)	26,831,250
1,180,000	Cleco Corp.	28,910,000
1,550,000	Portland General Electric Co.	42,532,000
680,000	Westar Energy, Inc.	16,510,400
		114,783,650

	Electrical Equipment - 2.55%
750,000	General Cable Corp. (a)	56,812,500
727,500	Regal-Beloit Corp.	33,857,850
1,142,000	Superior Essex, Inc. (a)(b)	42,653,700
		133,324,050

	Electronic Equipment & Instruments - 0.35%
1,365,000	NU Horizons Electronics Corp. (a)(b)	18,168,150

	Energy Equipment & Services - 7.12%
1,430,000	Allis-Chalmers Energy, Inc. (a)	32,875,700
885,000	Basic Energy Services, Inc. (a)	22,629,450
1,105,000	Bronco Drilling Co., Inc. (a)	18,133,050
1,055,000	Dresser-Rand Group, Inc. (a)	41,672,500
265,000	Hercules Offshore, Inc. (a)	8,580,700
522,000	Lufkin Industries, Inc.	33,695,100
1,325,000	Natural Gas Services Group, Inc. (a)(b)	23,691,000
2,040,000	Parker Drilling Co. (a)	21,501,600
2,300,000	Pioneer Drilling Co. (a)	34,293,000
1,955,000	RPC, Inc.	33,313,200
1,060,000	Superior Well Services, Inc. (a)	26,934,600
1,212,500	Tesco Corp. (a)	38,254,375
1,202,500	Willbros Group, Inc. (a)	35,690,200
		371,264,475

	Entertainment - 0.95%
815,000	Vail Resorts, Inc. (a)	49,609,050

	Food Products - 2.42%
922,500	Flowers Foods, Inc.	30,774,600
1,320,000	Lance, Inc.	31,099,200
612,000	Ralcorp Holdings, Inc. (a)	32,711,400
1,195,000	TreeHouse Foods, Inc. (a)	31,798,950
		126,384,150

	Gas Utilities - 0.67%
990,000	South Jersey Industries, Inc.	35,026,200

	Health Care Providers & Services - 0.19%
319,500	Emeritus Corp. (a)	9,898,110

	Hotels, Restaurants & Leisure - 6.49%
1,100,000	AFC Enterprises, Inc (a)	19,019,000
1,805,000	CKE Restaurants, Inc.	36,226,350
4,930,000	Denny's Corp. (a)(b)	21,938,500
847,500	Gaylord Entertainment Co. (a)	45,459,900
650,000	IHOP Corp.	35,379,500
1,940,000	Interstate Hotels & Resorts, Inc. (a)(b)	10,126,800
1,357,500	Marcus Corp. (b)	32,254,200
870,000	Orient-Express Hotels Ltd.	46,458,000
1,430,000	Red Lion Hotels Corp. (a)(b)	18,375,500
1,080,000	The Steak N Shake Co. (a)	18,025,200
54,000	Triarc Companies, Inc.	847,800
1,277,500	Triarc Companies, Inc. - Class B	20,273,925
945,000	Wyndham Worldwide Corp. (a)	34,265,700
		338,650,375

	Industrial Conglomerates - 0.90%
1,620,000	Walter Industries, Inc.	46,915,200

	Insurance - 1.15%
1,035,000	Covanta Holding Corp. (a)	25,512,750
1,070,000	Meadowbrook Insurance Group, Inc. (a)	11,727,200
1,530,000	Phoenix Companies, Inc.	22,965,300
		60,205,250

	IT Services - 0.77%
1,160,000	Wright Express Corp. (a)	39,753,200

	Machinery - 17.96%
785,000	Actuant Corp. - Class A	49,502,100
900,000	Albany International Corp.	36,396,000
1,320,000	Altra Holdings, Inc. (a)(b)	22,809,600
785,000	American Railcar Industries, Inc.	30,615,000
700,900	Ampco-Pittsburgh Corp. (b)	28,099,081
532,000	Bucyrus International, Inc. - Class A	37,654,960
852,500	CIRCOR International, Inc. (b)	34,466,575
645,000	EnPro Industries, Inc. (a)	27,599,550
1,900,000	Federal Signal Corp.	30,134,000
1,610,000	Flow International Corp. (a)	20,286,000
504,000	Flowserve Corp.	36,086,400
995,000	Gardner Denver, Inc. (a)	42,337,250
1,540,000	Greenbrier Companies, Inc. (b)	46,538,800
540,000	Joy Global, Inc.	31,498,200
975,000	Kaydon Corp.	50,817,000
1,080,000	L. B. Foster Co. (a)(b)	30,974,400
827,500	Lindsay Manufacturing Co. (b)	36,649,975
494,000	Manitowoc Co.	39,707,720
1,427,500	Mueller Water Products, Inc. - Class B	21,412,500
1,360,000	Mueller Water Products, Inc. - Class A	23,201,600
890,000	RBC Bearings, Inc. (a)	36,712,500
180,000	Sun Hydraulics, Inc.	8,865,000
642,000	Terex Corp. (a)	52,194,600
880,000	Trinity Industries, Inc.	38,315,200
695,000	Valmont Industries, Inc.	50,568,200
877,500	Watts Water Technologies, Inc. - Class A	32,879,925
1,140,000	Westinghouse Air Brake Technologies Corp.	41,644,200
		937,966,336

	Media - 1.48%
941,000	Carmike Cinemas, Inc. (b)	20,664,360
2,715,000	Gray Television, Inc. (b)	25,168,050
800,000	Idearc, Inc.	28,264,000
120,900	Interactive Data Corp.	3,237,702
		77,334,112

	Metals & Mining - 9.60%
390,000	Allegheny Technologies, Inc.	40,903,200
1,610,000	Alpha Natural Resources, Inc. (a)	33,471,900
1,010,000	AM Castle & Co. (b)	36,269,100
1,515,000	AMCOL International Corp. (b)	41,374,650
850,000	Brush Engineered Materials, Inc. (a)	35,581,900
880,000	Century Aluminum Co. (a)	48,074,400
760,000	Chaparral Steel Co.	54,621,200
975,000	Commercial Metals Co.	32,925,750
995,000	Compass Minerals International, Inc.	34,486,700
450,000	Haynes International, Inc. (a)	37,993,500
615,000	Kaiser Aluminum Corp. (a)	44,821,200
950,000	Ryerson, Inc.	35,767,500
720,000	Universal Stainless & Alloy (a)(b)	25,365,600
		501,656,600

	Multiline Retail - 1.13%
1,885,000	Retail Ventures, Inc. (a)	30,405,050
1,350,000	Saks, Inc.	28,822,500
		59,227,550

	Multi-Utilities - 0.32%
3,520,000	Aquila, Inc. (a)	14,396,800
173,000	Florida Public Utilities Co.	2,127,900
		16,524,700

	Oil, Gas & Consumable Fuels - 9.11%
1,445,000	Bois d'Arc Energy, Inc. (a)	24,608,350
910,000	Carrizo Oil & Gas, Inc. (a)	37,737,700
990,000	Comstock Resources, Inc. (a)	29,670,300
830,000	Encore Acquisition Co. (a)	23,074,000
2,310,000	EXCO Resources, Inc. (a)	40,286,400
1,212,500	Foundation Coal Holdings, Inc.	49,276,000
1,285,000	Goodrich Petroleum Corp. (a)	44,499,550
1,235,000	Penn Virginia Corp. (b)	49,647,000
2,170,000	PetroHawk Energy Corp. (a)	34,416,200
615,000	Quicksilver Resources, Inc. (a)	27,416,700
760,000	Range Resources Corp.	28,431,600
950,000	Western Refining, Inc.	54,910,000
782,500	Whiting Petroleum Corp. (a)	31,706,900
		475,680,700

	Paper & Forest Products - 1.51%
361,000	Deltic Timber Corp.	19,790,020
1,025,000	Neenah Paper, Inc. (b)	42,291,500
1,250,000	Wausau Paper Corp.	16,750,000
		78,831,520

	Road & Rail - 2.24%
375,000	Amerco, Inc. (a)	28,312,500
1,635,000	Genesee & Wyoming, Inc. (a)	48,788,400
970,000	Kansas City Southern (a)	36,413,800
185,000	Providence & Worcester Railroad Co.	3,577,900
		117,092,600

	Specialty Retail - 2.46%
1,750,000	Maidenform Brands, Inc. (a)(b)	34,755,000
2,030,000	PEP Boys-Manny, Moe & Jack	40,924,800
2,780,000	Sally Beauty Holdings, Inc.	25,020,000
1,327,500	Stage Stores, Inc.	27,824,400
		128,524,200

	Textiles, Apparel & Luxury Goods - 1.31%
1,025,000	Hanesbrands, Inc. (a)	27,705,750
1,212,500	Movado Group, Inc. (b)	40,909,750
		68,615,500

	Thrifts & Mortgage Finance - 1.60%
1,670,000	BankAtlantic Bancorp, Inc.	14,378,700
296,200	Citizens First Bancorp, Inc.	6,457,160
530,000	Home Federal Bancorp, Inc.	8,792,700
285,000	KNBT Bancorp, Inc.	4,189,500
1,615,000	NewAlliance Bancshares, Inc.	23,772,800
550,000	Provident Financial Services, Inc.	8,668,000
1,750,000	Westfield Financial, Inc. (b)	17,447,500
		83,706,360

	TOTAL COMMON STOCKS (Cost $4,168,442,133)	$5,203,175,805

	SHORT TERM INVESTMENTS - 0.45%
	Investment Companies - 0.45%
23,454,100	Fidelity Institutional Money Market Portfolio	$23,454,100

	TOTAL SHORT TERM INVESTMENTS (Cost $23,454,100)	$23,454,100
	Total Investments (Cost $4,191,896,233) - 100.07%	$5,226,629,905
	Liabilities in Excess of Other Assets - (0.07)%	-3,759,664
	TOTAL NET ASSETS - 100.00%	$5,222,870,241

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Affiliated Company - As defined by the Investment Company Act of 1940, an "Affiliated Company"
represents Fund ownersip of at least 5% of the outstanding voting securities of an issuer. At June 30,
2007, the total market value of Affiliated Companies was $889,860,730 and the identified cost was $788,895,148

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows:[1]

Cost of investments	$ 4,191,896,233

Gross unrealized appreciation	1,096,933,106
Gross unrealized depreciation	(62,199,434)
Net unrealized appreciation	$ 1,034,733,672

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal years tax federal tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Small Cap Value Fund, Inc.

By (Signature and Title)     /s/ John Keeley
John L. Keeley, President

Date         8/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John Keeley
John L. Keeley, President

Date         8/21/07

By (Signature and Title)*     /s/ Robert Kurinsky
Robert Kurinsky, Treasurer

Date     8/21/07